Schedule of measurement at amortised cost (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Note 1 [member]
IfrsStatementLineItems [Line Items]
Proceeds on issue	$ 6,500,000
Placement fee — Maxim Group LLC	(455,000)
Initial carrying amount	6,045,000
Amount payable at maturity	$ 7,784,962
Effective interest rate, per annum	28.78%
Days from issue to 30 June 2026	$ 138
Interest accreted to 30 June 2026	606,698
Carrying amount at 30 June 2026	6,651,698
Note 2 [member]
IfrsStatementLineItems [Line Items]
Proceeds on issue	2,000,000
Placement fee — Maxim Group LLC	(140,000)
Initial carrying amount	1,860,000
Amount payable at maturity	$ 2,396,215
Effective interest rate, per annum	28.83%
Days from issue to 30 June 2026	$ 112
Interest accreted to 30 June 2026	150,344
Carrying amount at 30 June 2026	$ 2,010,344